Other Non-Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accrued Liabilities [Line Items]
Defined benefit pension obligations, net (note 9)	$ 4,903	$ 983
Acquisition consideration payable	11,903
Other non-current liabilities	3,232	3,676
Non-current other liabilities (Note 8)	$ 20,038	$ 4,659